Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill.
Schedule of changes in Goodwill

	2019	2018	2017
	$m	$m	$m
Cost
At 1 January	12,022	12,143	11,969
Additions through business combinations	–	–	–
Exchange and other adjustments	(40)	(121)	174
At 31 December	11,982	12,022	12,143
Amortisation and impairment losses
At 1 January	315	318	311
Exchange and other adjustments	(1)	(3)	7
At 31 December	314	315	318
Net book value
At 31 December	11,668	11,707	11,825